Organization and nature of business (Details Narrative) - USD ($) $ in Millions						1 Months Ended									6 Months Ended
	Jul. 13, 2022	Feb. 10, 2022	Jan. 10, 2022	Dec. 04, 2019	Dec. 08, 2015	Apr. 20, 2023	May 27, 2022	Jan. 19, 2022	Dec. 30, 2021	Nov. 23, 2021	Sep. 27, 2021	Sep. 18, 2021	Sep. 17, 2021	Jul. 28, 2015	Mar. 31, 2023	Sep. 07, 2021
Zhengyu Wang Ownership
% of Ownership				100.00%
Fami
Sale of products															99.90%
% of Ownership															100.00%
Farmmi Enterprise
% Ownership in subsidiary									31.70%
% of Ownership															100.00%
Farmmi Technology
% Ownership in subsidiary									68.30%
% of Ownership															100.00%
Farmmi Ecology
% Ownership in subsidiary		100.00%
% of Ownership															100.00%
FAMI owns Farmmi International
% of Ownership														100.00%
Hong Kong Co owns Farmmi Enterprise
% of Ownership														100.00%
Farmmi Health Development owns Farmmi Medical Health
% of Ownership												100.00%
Yitang Mediservice owns Yilong Enterprise
% of Ownership			100.00%
Yifeng Medihealth owns YF YL MediTech
% of Ownership								20.00%
Yilong Enterprise owns YF YL MediTech
% of Ownership								80.00%
Yifeng Medihealth owns YT SK Medihealth
% of Ownership								20.00%
Yilong Enterprise owns YT SK Medihealth
% of Ownership								80.00%
FLS Mushroom owns Farmmi Eco Agri
% of Ownership							100.00%
Farmmi Inc owns Farmmi Canada
% of Ownership	100.00%
Farmmi Inc owns Farmmi USA
% of Ownership						100.00%
Farmmi Technology owns Farmmi Holdings
% of Ownership												40.00%
Farmmi Enterprise owns Farmmi Holdings
% of Ownership												30.00%
Farmmi Ecology owns Farmmi Holdings
% of Ownership												30.00%
Farmmi Holdings owns Farmmi Agricultural
% of Ownership									100.00%
Farmmi Agricultura owns Farmmi Supply Chain
% of Ownership		100.00%
Zhejiang Fammi Agricultural owns Jiangxi Xiangbo Agriculture
Business Acquisition, Transaction Costs											$ 11
Farmmi Supply Chain owns Jiangxi Xiangbo
% of Ownership											100.00%
Yudu County Yada Forestry Co
% Ownership in subsidiary											100.00%
Zhejiang Fammi Agricultural Supply Chain Co. Ltd. acquired Guoning Zhonghao
Business Acquisition, Transaction Costs											$ 788
Farmmi Supply Chain owns Guoning Zhonghao
% of Ownership											100.00%
Zhejiang Farmmi Biotechnology Co | Zhejiang Farmmi Food Co
% Ownership in subsidiary					77.20%
Hangzhou Nongyuan Network Technology Co
% Ownership in subsidiary					22.80%
Farmmi Agricultural owns FLS Mushroom Co
% of Ownership					100.00%
Nongyuan Network owns Yitang Mediservice
% Ownership in subsidiary																95.00%
Farmmi Ecology owns Yitang Mediservice
% Ownership in subsidiary																5.00%
Yitang Mediservice owns Yiting Meditech
% of Ownership													100.00%
Yiting Meditech
% of Ownership															100.00%
Yiting Meditech | Zhongjian Yiting
% of Ownership										93.75%
Yitang Mediservice owns Yifeng Medihealth
% of Ownership			100.00%
Xinyang Wang Member | Zhengyu Wang Ownership
Transferred of share				100.00%